Commitments and Contingencies - Purchase Obligation Narrative (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Purchase obligation	$ 2,855,100	$ 4,648,000